ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
ORDINARY SHARES
15.	ORDINARY SHARES

The Company’s original Memorandum and Articles of Association authorizes the Company to issue 346,545,454 class A ordinary shares with a par value of US$0.0001 per share. As of December 31, 2017, the Company had 25,363,636 class A ordinary shares outstanding. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 class A ordinary shares to key management founders and surrendered the remaining 17,672,728 class A ordinary shares to the Company.

On August 23, 2018, the Company issued 4,000,000 class A ordinary shares at par value to Mr. Chen’s wholly-owned entity Viomi Limited to award his contribution to the Company’s development. Such shares were immediately vested. The issuance of such shares is accounted for as a share-based compensation to Mr. Chen. The issuance date fair value was estimated to be approximately US$3.30 per share.

On the same day, the Company effected a share split whereby each of the Company’s then authorized and outstanding ordinary shares and preferred shares, par value of $0.0001 each, was divided into ten ordinary shares and preferred shares of the same series, par value US$0.00001 each, respectively. All shareholders then surrendered 90% of their after-share-split outstanding shares back to the Company for cancellation. After the share split and the surrender of shares for cancellation, the number of the Company’s outstanding ordinary and preferred shares remained unchanged. The par value per ordinary share has been retroactively revised as if it had been adjusted proportion to the share split.

Pursuant to the resolution of the shareholders of the Company on August 23, 2018, the Company’s authorized share capital became US$50,000 divided into 5,000,000,000 shares comprising of the (i) 4,800,000,000 Class A Ordinary Shares of a par value of US$0.00001 each, (ii) 150,000,000 Class B Ordinary Shares of a par value of US$0.00001 each and (iii) 50,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with post-offering amended and restated memorandum and articles of association. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights, except for voting rights and conversion rights. Each Class A Ordinary Share is entitled to one vote, and each Class B Ordinary Share is entitled to ten (10) votes, voting together as one class. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity other than holders of Class B Ordinary Shares or their affiliates, such Class B Ordinary Shares shall be automatically and immediately converted into the equivalent number of Class A Ordinary Shares.

Immediately prior to the completion of the IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding Class A Ordinary Shares, the rest of the outstanding Pre-IPO Class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis.

Upon the completion of the Company’s IPO in 2018, 34,200,000 Class A Ordinary Shares were issued and 18,181,818 Series A Preferred Shares have been converted into Class A Ordinary Shares.

15.	ORDINARY SHARES (Continued)

During the year ended December 31, 2020, 2,655,669 Class A Ordinary Shares were issued for the exercised share options. In addition, 7,295,454 Class B Ordinary Shares were converted into Class A Ordinary Shares.

In March 2020, the Company’s Board of Directors authorized a share repurchase program under which the Company may repurchase up to US$10,000 worth of its ADSs over the following 12 months. The share repurchase may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

During the year ended December 31, 2020, the Company had repurchased 1,410,723 ADSs (equal to 4,232,169 Class A ordinary shares) for a consideration of US$8,030 on the open market, at a weighted average price of US$5.69 per ADS. The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.

As of December 31, 2020, the Company had 104,163,686 Class A Ordinary Shares and 103,554,546 Class B Ordinary Shares outstanding, respectively.

During the year ended December 31, 2021, 3,011,064 Class A Ordinary Shares were issued for the exercised share options. In addition, 339,999 Class B Ordinary Shares were converted into Class A Ordinary Shares. Moreover, 1,997,970 Class A Ordinary Shares were repurchased by the Group.

As of December 31, 2021, the Company had 105,516,779 Class A Ordinary Shares and 103,214,547 Class B Ordinary Shares outstanding, respectively.

During the year ended December 31, 2022, 956,256 Class A Ordinary Shares were issued for the exercised share options. In addition, 359,997 Class B Ordinary Shares were converted into Class A Ordinary Shares. Moreover, 2,293,569 Class A Ordinary Shares were repurchased by the Group.

As of December 31, 2022, the Company had 104,539,463 Class A Ordinary Shares and 102,854,550 Class B Ordinary Shares outstanding, respectively.

During the year ended December 31, 2023, 176,883 Class A Ordinary Shares were issued for the exercised share options. In addition, 90,000 Class B Ordinary Shares were converted into Class A Ordinary Shares. Moreover, 2,903,802 Class A Ordinary Shares were repurchased by the Group.

As of December 31, 2023, the Company had 101,902,544 Class A Ordinary Shares and 102,764,550 Class B Ordinary Shares outstanding, respectively.